Income tax expense (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax and social contribution
Balance at beginning of period	$ (10,365)	$ (1,030)
Recognized in profit or loss	(4,617)	(8,444)
Other		(338)
Reclassification	(3,850)
Translation to presentation currency	3,977	(553)
Balance at end of period	(14,855)	(10,365)
Deferred tax asset	9,231	7,906
Deferred tax liabilities	(24,086)	(18,271)
Goodwill
Income tax and social contribution
Balance at beginning of period	(17,949)	(7,925)
Recognized in profit or loss	(9,197)	(9,302)
Other		0
Reclassification	0
Translation to presentation currency	5,137	(722)
Balance at end of period	(22,009)	(17,949)
Deferred tax asset	0	0
Deferred tax liabilities	(22,009)	(17,949)
Provisions
Income tax and social contribution
Balance at beginning of period	859	590
Recognized in profit or loss	895	228
Other		0
Reclassification	0
Translation to presentation currency	(100)	41
Balance at end of period	1,654	859
Deferred tax asset	1,654	859
Deferred tax liabilities	0	0
Property and equipment
Income tax and social contribution
Balance at beginning of period	1,067	237
Recognized in profit or loss	508	777
Other		0
Reclassification	0
Translation to presentation currency	(259)	53
Balance at end of period	1,316	1,067
Deferred tax asset	1,328	1,332
Deferred tax liabilities	(12)	(265)
Derivatives
Income tax and social contribution
Balance at beginning of period	319	(444)
Recognized in profit or loss	351	764
Other		0
Reclassification	0
Translation to presentation currency	(110)	(1)
Balance at end of period	560	319
Deferred tax asset	560	319
Deferred tax liabilities	0	0
Intangible assets
Income tax and social contribution
Balance at beginning of period	0
Recognized in profit or loss	881
Reclassification	(3,184)
Translation to presentation currency	238
Balance at end of period	(2,065)	0
Deferred tax asset	0
Deferred tax liabilities	(2,065)
Bonus accrued
Income tax and social contribution
Balance at beginning of period	1,030	4,110
Recognized in profit or loss	1,454	(3,123)
Other		0
Reclassification	0
Translation to presentation currency	(224)	43
Balance at end of period	2,260	1,030
Deferred tax asset	2,260	1,030
Deferred tax liabilities	0	0
Share-based compensation
Income tax and social contribution
Balance at beginning of period	1,294	377
Recognized in profit or loss	1,122	899
Other		0
Reclassification	0
Translation to presentation currency	(315)	18
Balance at end of period	2,101	1,294
Deferred tax asset	2,101	1,294
Deferred tax liabilities	0	0
Lease
Income tax and social contribution
Balance at beginning of period	504	515
Recognized in profit or loss	8	(25)
Other		0
Reclassification	0
Translation to presentation currency	(106)	14
Balance at end of period	406	504
Deferred tax asset	406	504
Deferred tax liabilities	0	0
Other temporary differences
Income tax and social contribution
Balance at beginning of period	1,467	188
Recognized in profit or loss	(263)	1,308
Other		(43)
Reclassification	1
Translation to presentation currency	(283)	14
Balance at end of period	922	1,467
Deferred tax asset	922	1,524
Deferred tax liabilities	0	(57)
Research and development tax credit
Income tax and social contribution
Balance at beginning of period	647	938
Recognized in profit or loss	13	(14)
Other		(295)
Reclassification	(667)
Translation to presentation currency	(7)	18
Balance at end of period	0	647
Deferred tax asset	0	647
Deferred tax liabilities	0	0
Net tax loss carryforward
Income tax and social contribution
Balance at beginning of period	397	384
Recognized in profit or loss	(389)	44
Other		0
Reclassification	0
Translation to presentation currency	(8)	(31)
Balance at end of period	0	397
Deferred tax asset	0	397
Deferred tax liabilities	$ 0	$ 0